Cover	Jun. 27, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	true
Amendment Description	This Amendment No. 1 (“Form 8-K/A”) to the Current Report on Form 8-K originally filed with the Securities and Exchange Commission on June 27, 2025 is being filed solely to provide the letter from Enrome LLP addressed to the Securities and Exchange Commission pursuant to Item 304(a)(3) of Regulation S-K. A copy of such letter, dated July 14, 2025, is filed as Exhibit 16.1 to this Form 8-K/A.
Document Period End Date	Jun. 27, 2025
Entity File Number	001-41957
Entity Registrant Name	WETOUCH TECHNOLOGY INC.
Entity Central Index Key	0001826660
Entity Tax Identification Number	20-4080330
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	No.29, Third Main Avenue
Entity Address, Address Line Two	Shigao Town, Renshou County
Entity Address, Address Line Three	Meishan
Entity Address, City or Town	Sichuan
Entity Address, Country	CN
Entity Address, Postal Zip Code	620500
City Area Code	86
Local Phone Number	28-37390666
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	WETH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false